Acquisition of Fortress Cove (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of consideration transferred

The following table summarizes the consideration transferred:

Acquisition Date

Fair value of equity transferred in Acquisition Date (1)	$15,000,000
Fair value of contingent consideration (2)	-
Total consideration transferred	$15,000,000

(1)	The fair value of the consideration transferred as of the acquisition date is $15,000,000 (Based on 8,571,428 new EUDA shares issues at $1.75 based on the closing market price of EUDA on May 7, 2024 EST/May 8 SGT).

(2)	There is a contingent consideration where up to 1,000,000 new EUDA shares will be issued to the shareholders of Fortress Cove if net income of CKHP is at least $2,000,000 for Fiscal Year 2024 and $5,000,000 for Fiscal Year 2025 (“Milestones”). The contingent consideration will be issued as soon as practicable after both Milestones are achieved. Based on the financial forecast of CKHP, CKHP forecasted the probability of achieving the Milestones is very unlikely in Fiscal Year 2024 and Fiscal Year 2025. Hence, CKHP considered the fair value of the contingent consideration to be $0.